Supplement to Statement of Additional Information of the following funds:

                               Value Equity Trust
          Kemper-Dreman Financial Services Fund, dated February 1, 2001
               Value Fund - Kemper Shares, dated February 1, 2001

                             Kemper Securities Trust
           Kemper U.S. Growth and Income Fund, dated February 1, 2001

                            Kemper Value Series, Inc.
     Kemper Contrarian Fund, dated February 1, 2001 as revised July 31, 2001
          Kemper-Dreman High Return Equity Fund, dated February 1, 2001 as revised July 31, 2001
  Kemper Small Cap Value Fund, dated February 1, 2001 as revised July 31, 2001

                  Class A, Class B, Class C and Class I Shares



The following funds are no longer offered in this Statement of Additional
Information:


Value Fund -- Kemper Shares
Kemper U.S. Growth and Income Fund
Kemper Contrarian Fund
Kemper-Dreman High Return Equity Fund












February 8, 2002